Filed electronically with the Securities and Exchange Commission on February 27, 2012

File No. 002-91577
File No. 811-04049
                SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 64	| X |
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 66	| X |

DWS Income Trust
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
 (Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code:  (617) 295-1000

John Millette
Vice President and Secretary
One Beacon Street, Boston, MA 02108
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|___|	On ____________ pursuant to paragraph (b)
|___|	60 days after filing pursuant to paragraph (a)(1)
|___|	On ____________ pursuant to paragraph (a)(1)
|___|	75 days after filing pursuant to paragraph (a)(2)
|___|	On _____________ pursuant to paragraph (a)(2) of Rule 485
|___|	pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
|___|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS Core Fixed Income Fund — Class A, Class B, Class C, Institutional Class, Class R and Class S
•	DWS Global Inflation Fund (formerly DWS Global Inflation Plus Fund) — Class A, Class B, Class C, Institutional Class and Class S
•	DWS GNMA Fund – Class A, Class C, Institutional Class and Class S
•	DWS High Income Fund — Class A, Class B, Class C and Institutional Class
•	DWS Global High Income Fund (formerly DWS High Income Plus Fund) — Class A, Class B, Class C, Institutional Class and Class S
•	DWS Short Duration Fund (formerly DWS Short Duration Plus Fund) — Class A, Class B, Class C, Institutional Class and Class S
•	DWS Ultra-Short Duration Fund (formerly DWS Short Duration Fund) — Class A, Class B, Class C, Institutional Class and Class S
•	DWS Strategic Government Securities Fund — Class A, Class B, Class C, Institutional Class and Class S
•	DWS Unconstrained Income Fund (formerly DWS Strategic Income Fund)— Class A, Class B, Class C and Class S

This filing is being made to amend the interactive data file included as an exhibit in the filing made on February 22, 2012 on behalf of the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 24th day of February 2012.

  DWS INCOME TRUST

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	February 24, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	February 24, 2012

/s/John W. Ballantine
John W. Ballantine*	Trustee	February 24, 2012

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	February 24, 2012

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	February 24, 2012

/s/Keith R. Fox
Keith R. Fox*	Trustee	February 24, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	February 24, 2012

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	February 24, 2012

/s/Richard J. Herring
Richard J. Herring*	Trustee	February 24, 2012

/s/William McClayton
William McClayton*	Trustee	February 24, 2012

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	February 24, 2012

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	February 24, 2012

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	February 24, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	February 24, 2012

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 58 to the Registration Statement as filed on July 20, 2011; and as filed on January 28, 2009 in Post-Effective Amendment No. 44 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase